Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Shareholders' Equity Activities
The following tables summarize our activity in shareholders’ equity:

Dollars in millions	Total	PIC	Retained Earnings	Treasury Stock	AOCL	NCI
Balance at December 31, 2014	$935	$2,091	$439	$(712)	$(876)	$(7)
Acquisition of non controlling interest	(40)	(40)	—	—	—	—
Share-based compensation	18	18	—	—	—	—
Common stock issued upon exercise of stock options	1	1	—	—	—	—
Dividends declared to shareholders	(47)	—	(47)	—	—	—
Repurchases of common stock	(62)	—	—	(62)	—	—
Issuance of ESPP shares	5	—	—	5	—	—
Distributions to noncontrolling interests	(28)	—	—	—	—	(28)
Other noncontrolling interests activity	(3)	—	—	—	—	(3)
Net income	226	—	203	—	—	23
Other comprehensive income, net of tax	47	—	—	—	45	2
Balance at December 31, 2015	$1,052	$2,070	$595	$(769)	$(831)	$(13)
Share-based compensation	18	18	—	—	—	—
Tax benefit decrease related to share-based plans	1	1	—	—	—	—
Dividends declared to shareholders	(46)	—	(46)	—	—	—
Repurchases of common stock	(4)	—	—	(4)	—	—
Issuance of ESPP shares	3	(1)	—	4	—	—
Distributions to noncontrolling interests	(9)	—	—	—	—	(9)
Net income (loss)	(51)	—	(61)	—	—	10
Other comprehensive income (loss), net of tax	(219)	—	—	—	(219)	—
Balance at December 31, 2016	$745	$2,088	$488	$(769)	$(1,050)	$(12)
Acquisition of non controlling interest	(8)	(8)	—	—	—	—
Share-based compensation	12	12	—	—	—	—
Dividends declared to shareholders	(45)	—	(45)	—	—	—
Repurchases of common stock	(53)	—	—	(53)	—	—
Issuance of ESPP shares	3	(1)	—	4	—	—
Investments by noncontrolling interests	1	—	—	—	—	1
Distributions to noncontrolling interests	(4)	—	—	—	—	(4)
Net income	442	—	434	—	—	8
Other comprehensive income (loss), net of tax	128	—	—	—	129	(1)
Balance at December 31, 2017	$1,221	$2,091	$877	$(818)	$(921)	$(8)

Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss, net of tax

	December 31,
Dollars in millions	2017	2016	2015
Accumulated foreign currency translation adjustments, net of tax of $4, $(2) and $1	$(258)	$(262)	$(269)
Pension and post-retirement benefits, net of tax of $227, $254 and $209	(660)	(785)	(560)
Changes in fair value of derivatives, net of tax of $0, $0 and $0	(3)	(3)	(2)
Total accumulated other comprehensive loss	$(921)	$(1,050)	$(831)
Changes in accumulated other comprehensive loss, net of tax, by component

Dollars in millions	Accumulated foreign currency translation adjustments	Pension and post-retirement benefits	Changes in fair value of derivatives	Total
Balance as of December 31, 2015	$(269)	$(560)	$(2)	$(831)
Other comprehensive income adjustments before reclassifications	7	(249)	—	(242)
Amounts reclassified from accumulated other comprehensive income	—	24	(1)	23
Balance at December 31, 2016	$(262)	$(785)	$(3)	$(1,050)
Other comprehensive income adjustments before reclassifications	4	100	1	105
Amounts reclassified from accumulated other comprehensive income	—	25	(1)	24
Balance at December 31, 2017	$(258)	$(660)	$(3)	$(921)

Reclassification out of Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive loss, net of tax, by component

Dollars in millions	December 31, 2017	December 31, 2016	Affected line item on the Consolidated Statements of Operations
Pension and post-retirement benefits
Amortization of actuarial loss (a)	$(31)	$(29)	See (a) below
Tax benefit (expense)	6	5	Provision for income taxes
Net pension and post-retirement benefits	$(25)	$(24)	Net of tax

(a)	This item is included in the computation of net periodic pension cost. See Note 13 to our consolidated financial statements for further discussion.

Shares Of Common Stock	Shares of common stock

Shares in millions	Shares
Balance at December 31, 2015	175.1
Common stock issued	0.8
Balance at December 31, 2016	175.9
Common stock issued	0.7
Balance at December 31, 2017	176.6

Shares of Treasury Stock
Shares of treasury stock

Shares and dollars in millions	Shares	Amount
Balance at December 31, 2015	33.0	$769
Treasury stock acquired, net of ESPP shares issued	0.1	—
Balance at December 31, 2016	33.1	769
Treasury stock acquired, net of ESPP shares issued	3.4	49
Balance at December 31, 2017	36.5	$818
The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2017
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	3,310,675	$14.93	$49
Repurchases under the existing share maintenance program	34,691	14.93	1
Withheld to cover shares	190,838	15.57	3
Total	3,536,204	$14.96	$53

	Year ending December 31, 2016
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	n/a	$—
Repurchases under the existing share maintenance program	—	n/a	—
Withheld to cover shares	249,891	14.93	4
Total	249,891	$14.93	$4